CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Fixed maturities available for sale, at fair value	$ 31,992	$ 29,057
Mortgage loans on real estate	4,281	3,571
Equity real estate, held for the production of income	99	140
Policy loans	3,542	3,581
Other equity investments	1,707	1,618
Trading securities	982	506
Other invested assets	2,340	1,413
Total investments	44,943	39,886
Cash and cash equivalents	3,227	2,155
Cash and securities segregated, at fair value	1,280	1,110
Broker-dealer related receivables	1,327	1,389
Deferred policy acquisition costs	3,545	6,503
Goodwill and other intangible assets, net	3,697	3,702
Amounts due from reinsurers	3,542	3,252
Loans to affiliates	1,041	1,045
Guaranteed minimum income benefit reinsurance asset, at fair value	10,547	4,606
Other assets	5,340	5,614
Separate Accounts assets	86,419	92,014
Total Assets	164,908	161,276
LIABILITIES
Policyholders account balances	26,033	24,654
Future policy benefits and other policyholders liabilities	21,595	18,965
Broker-dealer related payables	466	369
Amounts due to reinsurers	74	75
Customers related payables	1,889	1,770
Short-term and long-term debt	645	425
Loans from affiliates	1,325	1,325
Income taxes payable	5,104	3,657
Other liabilities	3,815	3,075
Separate Accounts liabilities	86,419	92,014
Total liabilities	147,365	146,329
Commitments and contingent liabilities (Note 2, 7, 10, 11, 12, 13, 17, 18)	0	0
AXA Equitable, Inc. equity:
Common stock, $1.25 par value; 2 million shares authorized, issued and outstanding	2	2
Capital in excess of par value	5,743	5,593
Retained earnings	9,392	6,844
Accumulated other comprehensive income (loss)	(297)	(610)
Total AXA Equitable, Inc. equity	14,840	11,829
Noncontrolling interest	2,703	3,118
Total equity	17,543	14,947
Total Liabilities and Equity	$ 164,908	$ 161,276